Investments in joint venture and affiliates (Details) (CNY)	12 Months Ended			1 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2011	Dec. 31, 2014	Mar. 31, 2014	Jul. 31, 2014
Investment in a joint venture
Loss/(income) for equity investment in a joint venture	441,000	2,108,000	43,501,000
Investments in subsidiaries	13,524,000	48,802,000			13,524,000
Share of loss/(income) from subsidiaries	(441,000)	(2,108,000)	(43,501,000)
JA MEMC
Investment in a joint venture
Loss/(income) for equity investment in a joint venture	441,000	2,108,000	5,501,000
Other-than-temporary impairment charge	0	0	38,000,000
Percentage of interest acquired						50.00%
Share of loss/(income) from subsidiaries	(441,000)	(2,108,000)	(5,501,000)
JA MEMC | JA Yangzhou
Investment in a joint venture
Capital contribution to joint venture				96,211,000
Ownership in joint venture (as a percent)				50.00%
Lincheng
Investment in a joint venture
Ownership in joint venture (as a percent)		100.00%					20.00%
Contribution to capital injection	16,600,000
Investments in subsidiaries	13,500,000				13,500,000
Modules sold					115,400,000
Cost of modules sold					100,000,000
Share of unrealized profit (in percent)					20.00%
Share of unrealized profit					3,100,000
Lincheng | Rich Energy
Investment in a joint venture
Ownership in joint venture (as a percent)							80.00%
Contribution to capital injection	66,400,000